Acquisitions and dispositions - Narrative (Details) $ in Millions		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 08, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 entity	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Contingent payments					$ 5
Goodwill		$ 17,512	$ 17,496		17,512	$ 17,386
Disposal group, number of legal entities | entity				2
Gain (loss) on disposal		4	$ (34)
Acquisition in 2021
Business Acquisition [Line Items]
Potential obligation to pay additional consideration, lower range		15			15
Potential obligation to pay additional consideration, upper range		$ 45			$ 45
Period for contingent consideration payment		3 years			3 years
Goodwill		$ 99			$ 99
Intangible assets acquired		$ 70			$ 70
Promontory Interfinancial Network
Business Acquisition [Line Items]
Gain (loss) on disposal	$ 622